Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Significant Accounting Policies
Deferred revenue, revenue recognized	¥ 1,993,700		¥ 1,238,800	¥ 943,400
Practical expedient related to performance obligations	true	true
Total net revenues	¥ 19,383,684	$ 3,041,722	11,998,976	6,777,922
Mobile games
Significant Accounting Policies
Total net revenues	5,090,926		4,803,382	3,597,809
Value-added services
Significant Accounting Policies
Total net revenues	6,934,886		3,845,663	1,641,043
Advertising
Significant Accounting Policies
Total net revenues	4,523,421		1,842,772	817,016
E-commerce and others
Significant Accounting Policies
Total net revenues	¥ 2,834,451		¥ 1,507,159	¥ 722,054
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year